CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 9,450,944	$ 10,441
Accounts receivable	21,274	12,534
Prepaid expenses and other current assets	960,848	299,013
Derivative asset	2,587,581	0
Total current assets	13,020,647	321,988
Property and equipment, net	17,332	79,593
Intangible assets	6,750,178	2,134,903
Total non-current assets	6,767,510	2,214,496
Total assets	19,788,157	2,536,484
Current liabilities
Accounts payable	7,303,060	4,569,703
Due to related party (refer to note 13)	1,054,429	777,576
Accrued expenses and other payables	9,513,932	4,492,790
Short term debt to related party (refer to note 13)	5,102,211	6,225,815
Short term convertible debt	10,288,123	31,088,259
Short term convertible debt to related party (7.4)	95,309	132,269
Convertible promissory notes	6,428,825	0
Ordinary shares payable	1,206,609	8,223,928
Share-based payment liability	1,400,000	1,311,028
Advisors loans	12,812,366	0
Derivative liabilities	2,579,875	0
Total current liabilities	57,784,739	56,821,368
Total liabilities	57,784,739	56,821,368
Commitments (refer to note 16)
Shareholders' deficit
Ordinary shares, Pound Sterling 0.0001 nominal value 208,260,754 shares issued and outstanding as of December 31, 2024; 152,262,295 shares issued and outstanding as of December 31, 2023; 256,365,817 and 161,710,480 shares authorized as of December 31, 2024 and 2023 (refer to note 2.19)	26,816	127,310
Series A shares, Pound sterling 0.0001 nominal value 4,575,983 shares issued, authorized and outstanding as of December 31, 2023 (refer to note 2.19)	0	3,868
Additional paid-in capital	194,062,767	172,204,832
Share subscription receivable	(80)	(178,720)
Accumulated deficit	(232,075,815)	(226,291,430)
Accumulated other comprehensive loss	(10,270)	(150,744)
Total stockholders' deficit	(37,996,582)	(54,284,884)
Total liabilities and stockholders' deficit	$ 19,788,157	$ 2,536,484